6. PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016
Estimated useful lives	3 to 7 years
Total property and equipment	$ 533,339		$ 509,444
Less accumulated depreciation	(307,227)		(216,403)
Property and Equipment, Net	$ 226,112	$ 202,673	293,041
Computer equipment and software [Member]
Estimated useful lives	5 years
Total property and equipment	$ 32,666		28,344
Furniture and fixtures [Member]
Estimated useful lives	7 years
Total property and equipment	$ 82,529		82,529
Office equipment [Member]
Estimated useful lives	5 years
Total property and equipment	$ 20,533		20,533
Machinery and equipment [Member]
Estimated useful lives	1-5 years
Total property and equipment	$ 341,583		322,010
Leasehold Improvements [Member]
Estimated useful lives	47 months
Total property and equipment	$ 6,790		6,790
Autos [Member]
Estimated useful lives	3 years
Total property and equipment	$ 49,238		$ 49,238